UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10609

Investment Company Act File Number

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

SMID-Cap Portfolio

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 1.0%
TransDigm Group, Inc.(1)	276,000	$62,008,920

		$62,008,920

Auto Components — 2.0%
Gentex Corp.	7,673,640	$126,001,169

		$126,001,169

Banks — 3.6%
City National Corp.	153,523	$13,876,944
Cullen/Frost Bankers, Inc.	1,303,143	102,400,977
Umpqua Holdings Corp.	6,165,947	110,925,386

		$227,203,307

Capital Markets — 5.9%
Affiliated Managers Group, Inc.(1)	480,985	$105,143,321
Artisan Partners Asset Management, Inc., Class A	1,338,488	62,186,152
SEI Investments Co.	4,104,836	201,260,109

		$368,589,582

Chemicals — 2.8%
Airgas, Inc.	916,083	$96,903,260
RPM International, Inc.	1,555,864	76,190,660

		$173,093,920

Commercial Services & Supplies — 1.1%
Copart, Inc.(1)	2,014,216	$71,464,384

		$71,464,384

Containers & Packaging — 1.9%
AptarGroup, Inc.	1,913,628	$122,032,058

		$122,032,058

Electrical Equipment — 2.7%
Acuity Brands, Inc.	933,261	$167,968,315

		$167,968,315

Electronic Equipment, Instruments & Components — 2.2%
CDW Corp.	1,229,212	$42,137,387
FLIR Systems, Inc.	3,086,148	95,115,082

		$137,252,469

Energy Equipment & Services — 1.3%
Dril-Quip, Inc.(1)	511,168	$38,465,392
Oceaneering International, Inc.	959,000	44,679,810

		$83,145,202

Health Care Equipment & Supplies — 9.4%
DENTSPLY International, Inc.	3,940,725	$203,144,374
IDEXX Laboratories, Inc.(1)	1,414,610	90,733,085
STERIS Corp.	1,373,954	88,537,596
Teleflex, Inc.	853,552	115,613,618
Varian Medical Systems, Inc.(1)	1,049,453	88,500,372

		$586,529,045

Health Care Providers & Services — 2.4%
Henry Schein, Inc.(1)	1,072,761	$152,460,793

		$152,460,793

Security	Shares	Value
Household Products — 1.4%
Church & Dwight Co., Inc.	1,059,582	$85,963,888

		$85,963,888

Industrial Conglomerates — 2.7%
Carlisle Cos., Inc.	1,676,389	$167,840,067

		$167,840,067

Insurance — 8.8%
HCC Insurance Holdings, Inc.	3,371,206	$259,043,469
Markel Corp.(1)	368,886	295,359,642

		$554,403,111

IT Services — 5.8%
Broadridge Financial Solutions, Inc.	1,291,696	$64,597,717
Gartner, Inc.(1)	1,075,244	92,234,430
Jack Henry & Associates, Inc.	1,992,898	128,940,501
WEX, Inc.(1)	664,914	75,780,248

		$361,552,896

Life Sciences Tools & Services — 4.1%
Bio-Rad Laboratories, Inc., Class A(1)	1,158,858	$174,535,603
Mettler-Toledo International, Inc.(1)	245,851	83,948,283

		$258,483,886

Machinery — 8.3%
CLARCOR, Inc.	1,877,914	$116,881,367
Donaldson Co., Inc.	2,072,161	74,183,364
Graco, Inc.	1,270,279	90,227,918
IDEX Corp.	1,920,653	150,924,913
Pall Corp.	687,594	85,571,073

		$517,788,635

Marine — 2.0%
Kirby Corp.(1)	1,657,882	$127,093,234

		$127,093,234

Media — 3.6%
Morningstar, Inc.	2,843,529	$226,202,732

		$226,202,732

Professional Services — 2.8%
Equifax, Inc.	1,817,305	$176,442,142

		$176,442,142

Real Estate Management & Development — 2.6%
Forest City Enterprises, Inc., Class A(1)	4,111,287	$90,859,443
Jones Lang LaSalle, Inc.	412,920	70,609,320

		$161,468,763

Road & Rail — 2.6%
J.B. Hunt Transport Services, Inc.	1,263,492	$103,720,058
Landstar System, Inc.	923,687	61,766,950

		$165,487,008

Software — 12.8%
ANSYS, Inc.(1)	2,620,877	$239,128,818
Blackbaud, Inc.	2,632,033	149,894,279
FactSet Research Systems, Inc.	734,010	119,283,965
Fair Isaac Corp.	2,065,007	187,461,336
Manhattan Associates, Inc.(1)	1,836,065	109,521,277

		$805,289,675

Specialty Retail — 3.2%
Sally Beauty Holdings, Inc.(1)	6,418,078	$202,682,903

		$202,682,903

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	984,546	$59,525,651

		$59,525,651

Total Common Stocks (identified cost $3,892,307,920)		$6,147,973,755

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$109,356	$109,356,171

Total Short-Term Investments (identified cost $109,356,171)		$109,356,171

Total Investments — 99.8% (identified cost $4,001,664,091)		$6,257,329,926

Other Assets, Less Liabilities — 0.2%		$14,793,757

Net Assets — 100.0%		$6,272,123,683

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2015 was $106,650.

The Portfolio did not have any open financial instruments at June 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,005,820,423

Gross unrealized appreciation	$2,275,402,179
Gross unrealized depreciation	(23,892,676)

Net unrealized appreciation	$2,251,509,503

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$6,147,973,755	*	$—	$—	$6,147,973,755
Short-Term Investments	—		109,356,171	—	109,356,171
Total Investments	$6,147,973,755		$109,356,171	$—	$6,257,329,926

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015